Summary of Significant Accounting Policies and Critical Accounting Estimates - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) reporting_unit segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (12,300)	$ (3,300)	$ 100
Number of operating segments | segment	1
Number of reporting units | reporting_unit	1
Standard product warranty term	1 year
Cost of sales	$ 500,888	494,975	493,338
Advertising costs	8,100	7,200	8,400
Write-offs of accounts receivable	2,800	3,200	1,600
Provisions for doubtful accounts	4,400	3,100	2,100
Intangible asset impairments			21,400
Disposals of goodwill	$ 5,682	0
2016 Restructuring
Significant Accounting Policies [Line Items]
Disposals of goodwill			2,600
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 28,400	$ 28,600	$ 26,500